                                                                               .
                                                                               .
                                                                               .

                                   EXHIBIT 99

DaimlerChrysler Master Owner Trust monthly distribution report to holders of Auto Dealer Loan Asset Backed Notes for the distribution period covered by this report.

DAIMLERCHRYSLER MASTER OWNER TRUST - SERIES 2006-A                        Record Date: December 14, 2006
   Collection Period: November 1, 2006 through November 30, 2006          Accrual Period: November 28, 2006 through December 14 2006
   Distribution Date: December 15, 2006
   Accrual Period: November 15, 2006 through December 14 2006

                                                                                                Expected                     Early
                                                                                                  Final     Accumulation  Redemption
                                                                                              Payment Date     Period       Period
                                                                                              ------------  ------------  ----------
AMOUNTS OWED ON NOTES ON CURRENT PAYMENT DATE
Beginning of Period Outstanding Dollar                                            per $1,000     16-Nov-09            No          No
   Principal Amount of Notes                                    1,000,000,000.00   of Notes
                                                                                  ----------
Total principal to be paid on Notes                                         0.00        0.00
                                                                ----------------
End of Period Outstanding Principal Amount
   of Notes                                                     1,000,000,000.00

                                                                                                                LIBOR
                                                                                                 Days in      Telerate
                                            Note Interest Rate                                   Accrual        3750        Spread
                                            ------------------                                ------------  ------------  ----------
Total interest to be paid on Notes                    5.35000%      2,526,388.89        2.53            17      5.32000%      0.030%

SERIES NOMINAL LIQUIDATION AMOUNT(NLA) AND SERIES REQUIRED PARTICIPATION AMOUNT AT END OF CURRENT PAYMENT DATE

NLA of Notes as of prior payment date                           1,000,000,000.00
Reimbursements of NLA Deficit since prior
   payment date                                                             0.00
Reallocated Principal Collections since
   prior payment date                                                       0.00
Investor Charge-Offs since prior payment
   date                                                                     0.00
Principal Funding Account(PFA) deposit
   since prior payment date                                                 0.00
Excess Funding Account(EFA) deposit since
   prior payment date                                                       0.00
EFA withdrawal since prior payment                                          0.00
                                                                ----------------
   NLA of Notes                                                 1,000,000,000.00

Overcollateralization(OC) Percentage of
   NLA of Notes                                          9.89%     98,901,098.90  =  Required Primary OC Amount
Cumulative reimbursements of OC Amount
   Deficit since issuance                                                   0.00
Cumulative reallocated Principal
   Collections since issuance                                               0.00
Cumulative Investor Charge-Offs since
   issuance                                                                 0.00
                                                                ----------------
   Primary OC Amount(Amt)                                          98,901,098.90

Is Primary OC Amt < Required Primary OC Amt?               NO

Ineligible Receivables allocated to Series                                  0.00
Overconcentration Amount allocated to
   Series                                                                   0.00
                                                                ----------------
   Incremental OC Amount                                                    0.00

Series Nominal Liquidation Amount                               1,098,901,098.90  =  Amt used for determining allocations for
                                                                                     Collection Period beginning on 1st day of
                                                                                     NEXT month
Seller's Required Participation Amount                   4.00%     40,000,000.00
                                                                ----------------
Series Required Participation Amount                            1,138,901,098.90

                                                                                        Series            Series
                                                                   Total Pool           Alloc. %       Allocation
                                                                ----------------     ------------     ------------
INTEREST COLLECTIONS
Collections of Interest                                            76,227,579.96  x    11.544650%  =  8,800,207.43
Recoveries on Defaulted Receivables                                       200.00  x    11.544650%  =         23.09
Investment Income from Collection Account                             141,082.83  x    11.544650%  =     16,287.52
                                                                ----------------                      ------------
   Total Interest Collections                                      76,368,862.79                      8,816,518.04

Series Share of Interest Collections                                8,816,518.04
PFA Earnings (if any)                                                       0.00
PFA Earnings Shortfall (if any)                                             0.00
Series EFA Earnings (if any)                                                0.00
Shared Excess Avail Interest Amounts from
   other series (if needed)                                                 0.00
                                                                ----------------
   Series Available Interest Amount                                 8,816,518.04

APPLICATION OF SERIES AVAILABLE INTEREST AMOUNT PER SECTION 3.01 OF INDENTURE SUPPLEMENT
Total interest to be paid on Notes
   (for deposit in Interest Funding
   Account(IFA))                                                    2,526,388.89
Series Servicing Fee                                     1.00%        915,750.92
To cover Series Investor Default Amount                                 9,812.95
To cover prior NLA Deficit (if any)                                         0.00
To cover prior OC Amount Deficit (if any)                                   0.00
Previously waived Series Servicing Fee
   (if any)                                                                 0.00
Amount to be shared with other series
   (if needed)                                                              0.00
                                                                ----------------
   Excess Series Available Interest Amount                          5,364,565.28  =  Amt to be released to Seller

Deposit in IFA from Series Available
   Interest Amount                                                  2,526,388.89
Receivables Sale Proceeds (if any) for
   deposit in IFA                                                           0.00
Deposit in IFA from reallocated Principal
   Collections                                                              0.00
                                                                ----------------
   Total amount to be deposited in IFA                              2,526,388.89

                                                                                        Series            Series
                                                                   Total Pool           Alloc. %        Allocation
                                                                ----------------     ------------     --------------
PRINCIPAL COLLECTIONS AND INVESTOR DEFAULT AMOUNT
Collections of Principal                                        3,717,764,263.40  x    11.544650%  =  429,202,878.01
Miscellaneous Payments (if any)                                             0.00  x    12.987013%  =            0.00
Losses from Defaulted Dealers                                          85,000.00  x    11.544650%  =        9,812.95
Series Share of Principal Collections                             429,202,878.01
Series Share of Miscellaneous Payments                                      0.00
Reallocated interest to cover Series
   Investor Default Amt                                                 9,812.95
Reallocated interest to cover prior NLA
   Deficit                                                                  0.00
Reallocated interest to cover prior OC
   Amount Deficit                                                           0.00
Shared Excess Avail Principal Amounts from
   other series (if needed)                                                 0.00
                                                                ----------------
   Series Available Principal Amount                              429,212,690.96

APPLICATION OF SERIES AVAILABLE PRINCIPAL AMOUNT PER SECTION 3.05 OF INDENTURE SUPPLEMENT
To cover shortfalls in interest owed on
   Notes (for deposit in IFA)                                               0.00
Deposit in PFA if in Accumulation or Early
   Redemption Period                                                        0.00
Amount to be shared with other series
   (if needed)                                                              0.00
Amount to be deposited in EFA                                               0.00
                                                                ----------------
   Excess Series Available Principal Amount                       429,212,690.96  =  Amt to be released to Seller
Deposit in PFA from Series Available Principal Amount                       0.00
Receivables Sale Proceeds (if any) for deposit in PFA                       0.00
EFA withdrawal for deposit in PFA                                           0.00
                                                                ----------------
   Total amount to be deposited in PFA                                      0.00

NOTE: PLEASE REFER TO PROSPECTUS AND PROSPECTUS SUPPLEMENT FILED WITH THE SEC FOR DEFINITION OF DEFINED TERMS

DAIMLERCHRYSLER MASTER OWNER TRUST                                   Page 1 of 2
                                                                       15-Dec-06


        Collections    Accrual    Distribution   Record Date
        -----------   ---------   ------------   -----------
From:    01-Nov-06    15-Nov-06     15-Dec-06     14-Dec-06
To:      30-Nov-06    14-Dec-06
Days:           30           30

S&P LONG TERM DEBT RATING OF DAIMLERCHRYSLER AG   BBB

                       Note: Due to rounding, some totals may be off by a penny.

     (if S&P rating is lower than BBB-, Overcollateralization Percentage increases from 9.89% to 11.11%)

NOTE: PLEASE REFER TO PROSPECTUS AND PROSPECTUS SUPPLEMENT FILED WITH THE SEC FOR DEFINITION OF DEFINED TERMS

               SERIES ALLOCATION - BEGINNING OF COLLECTION PERIOD
  (i.e., after giving effect to payments and deposits on October payment date)

                                                        [A]               [B]          [C]        [A]+[B]+[C]
                      OUTSTANDING      EFA AND        NOMINAL           PRIMARY      INCREM.        SERIES
                   DOLLAR PRINCIPAL      PFA        LIQ. AMOUNT           OC           OC        NOMINAL LIQ.
SERIES                  AMOUNT        BALANCES    (NLA) OF NOTES        AMOUNT       AMOUNT      AMOUNT(SNLA)
------             ----------------   --------   ----------------   --------------   -------   ----------------
DCMOT 04-A Notes   1,000,000,000.00       0.00   1,000,000,000.00    98,901,098.90      0.00   1,098,901,098.90
DCMOT 04-B Notes   1,000,000,000.00       0.00   1,000,000,000.00    98,901,098.90      0.00   1,098,901,098.90
DCMOT 05-A Notes   1,700,000,000.00       0.00   1,700,000,000.00   168,131,868.13      0.00   1,868,131,868.13
DCMOT 05-B Notes   1,500,000,000.00       0.00   1,500,000,000.00   148,351,648.35      0.00   1,648,351,648.35
DCMOT 05-C Notes   1,500,000,000.00       0.00   1,500,000,000.00   148,351,648.35      0.00   1,648,351,648.35
DCMOT 06-A Notes   1,000,000,000.00       0.00   1,000,000,000.00    98,901,098.90      0.00   1,098,901,098.90
                   ----------------       ----   ----------------   --------------      ----   ----------------
   TOTAL           7,700,000,000.00       0.00   7,700,000,000.00   761,538,461.53      0.00   8,461,538,461.53
                   ================       ====   ================   ==============      ====   ================



                         [D]         [A]+[B]+[C]+[D]   [SNLA/POOL]   [SNLA/POOL]   [SNLA/AGGSNLA]
                    SELLER'S REQ.       REQUIRED         FLOATING     PRINCIPAL     MISCELLANEOUS
                    PARTICIPATION     PARTICIPATION     ALLOCATION    ALLOCATION     ALLOCATION
SERIES               AMOUNT (1)          AMOUNT         PERCENTAGE    PERCENTAGE     PERCENTAGE
------             --------------   ----------------   -----------   -----------   --------------
DCMOT 04-A Notes    40,000,000.00   1,138,901,098.90      11.54465%     11.54465%        12.98701%
DCMOT 04-B Notes    40,000,000.00   1,138,901,098.90      11.54465%     11.54465%        12.98701%
DCMOT 05-A Notes    68,000,000.00   1,936,131,868.13      19.62591%     19.62591%        22.07792%
DCMOT 05-B Notes    60,000,000.00   1,708,351,648.35      17.31698%     17.31698%        19.48052%
DCMOT 05-C Notes    60,000,000.00   1,708,351,648.35      17.31698%     17.31698%        19.48052%
DCMOT 06-A Notes    40,000,000.00   1,138,901,098.90      11.54465%     11.54465%        12.98701%
                   --------------   ----------------      --------      --------        ---------
   TOTAL           308,000,000.00   8,769,538,461.53      88.89381%     88.89381%       100.00000%
                   ==============   ================      ========      ========        =========

                               SELLER'S PERCENTAGES:      11.10619%     11.10619%         0.00000%

EFA = Excess Funding Account

PFA = Principal Funing Account

OC = Overcollateralization

                  SERIES ALLOCATION - END OF COLLECTION PERIOD
 (i.e., after giving effect to payments and deposits on November payment date)

                                                        [A]               [B]          [C]        [A]+[B]+[C]
                      OUTSTANDING      EFA AND        NOMINAL           PRIMARY      INCREM.        SERIES
                   DOLLAR PRINCIPAL      PFA        LIQ. AMOUNT           OC           OC        NOMINAL LIQ.
SERIES                  AMOUNT        BALANCES    (NLA) OF NOTES        AMOUNT       AMOUNT         AMOUNT
------             ----------------   --------   ----------------   --------------   -------   ----------------
DCMOT 04-A Notes   1,000,000,000.00       0.00   1,000,000,000.00    98,901,098.90      0.00   1,098,901,098.90
DCMOT 04-B Notes   1,000,000,000.00       0.00   1,000,000,000.00    98,901,098.90      0.00   1,098,901,098.90
DCMOT 05-A Notes   1,700,000,000.00       0.00   1,700,000,000.00   168,131,868.13      0.00   1,868,131,868.13
DCMOT 05-B Notes   1,500,000,000.00       0.00   1,500,000,000.00   148,351,648.35      0.00   1,648,351,648.35
DCMOT 05-C Notes   1,500,000,000.00       0.00   1,500,000,000.00   148,351,648.35      0.00   1,648,351,648.35
DCMOT 06-A Notes   1,000,000,000.00       0.00   1,000,000,000.00    98,901,098.90      0.00   1,098,901,098.90
                   ----------------       ----   ----------------   --------------      ----   ----------------
   TOTAL           7,700,000,000.00       0.00   7,700,000,000.00   761,538,461.53      0.00   8,461,538,461.53
                   ================       ====   ================   ==============      ====   ================



                         [D]         [A]+[B]+[C]+[D]   [SNLA/POOL]   [SNLA/POOL]   [SNLA/AGGSNLA]
                    SELLER'S REQ.       REQUIRED         FLOATING     PRINCIPAL     MISCELLANEOUS
                    PARTICIPATION     PARTICIPATION     ALLOCATION    ALLOCATION     ALLOCATION
SERIES               AMOUNT (1)          AMOUNT         PERCENTAGE    PERCENTAGE     PERCENTAGE
------             --------------   ----------------   -----------   -----------   --------------
DCMOT 04-A Notes    40,000,000.00   1,138,901,098.90      11.87157%     11.87157%        12.98701%
DCMOT 04-B Notes    40,000,000.00   1,138,901,098.90      11.87157%     11.87157%        12.98701%
DCMOT 05-A Notes    68,000,000.00   1,936,131,868.13      20.18168%     20.18168%        22.07792%
DCMOT 05-B Notes    60,000,000.00   1,708,351,648.35      17.80736%     17.80736%        19.48052%
DCMOT 05-C Notes    60,000,000.00   1,708,351,648.35      17.80736%     17.80736%        19.48052%
DCMOT 06-A Notes    40,000,000.00   1,138,901,098.90      11.87157%     11.87157%        12.98701%
                   --------------   ----------------      --------      --------        ---------
   TOTAL           308,000,000.00   8,769,538,461.53      91.41112%     91.41112%       100.00000%
                   ==============   ================      ========      ========        =========

                               SELLER'S PERCENTAGES:       8.58888%      8.58888%         0.00000%



EFA = Excess Funding Account

PFA = Principal Funing Account

OC = Overcollateralization

(1) If any dealer/affiliate is over 1.5% then Required Participation Percentage will be 4% rather than 3%

                                                                     Page 2 of 2
                                                                       15-Dec-06


                                                                     Amount         Count
                                                               -----------------   ------
TRUST PRINCIPAL RECEIVABLES
Beginning Pool Balance                                          9,518,704,192.91    2,125

Total Principal Collections                                     3,717,764,263.40
   Principal Collections                                        3,955,344,673.32
   Principal Adjustments                                        (251,111,677.98)
   Principal Collections for Defaulted"D" and Liquidated"L"        13,531,268.06
New Principal Receivables                                       3,455,719,705.61
Receivables Added for Additional Accounts                                   0.00
Principal Default Amounts                                              85,000.00
   As Pct of Collections/Avg. Receivables                                 0.0023%  0.0009%

Ending Pool Balance                                             9,256,574,635.12    2,104
Ending Required Participation Amount (trust-wide)              (8,769,538,461.53)
Ending Excess Receivables (trust-wide)                            487,036,173.59

Average Daily Pool Balance                                      9,387,639,414.02
Monthly Payment Rate                                                     39.6028%
Previous Monthly Payment Rate                                            42.1603%
2-Month Average Payment Rate                                             40.8815%
Monthly Payment Rate 2 Months Ago                                        38.6755%
3-Month Average Payment Rate - <20%?       NO                            40.1462%

Used Vehicle Balance                                              443,375,234.19
   As Pct of Ending Pool Balance - >20%?   NO                             4.7898%

AutoNation Affiliated Dealer(Dlr) Balance                         263,340,390.23
   As Pct of Ending Pool Balance                                          2.8449%
UAG Affiliated Dlr Balance                                        201,157,150.63
   As Pct of Ending Pool Balance                                          2.1731%
Largest Dlr Balance (other than AutoNation/UAG)                   154,554,178.78
   As Pct of Ending Pool Balance                                          1.6697%
2nd Largest Dlr Balance (other than AutoNation/UAG)               139,673,322.90
   As Pct of Ending Pool Balance                                          1.5089%
3rd Largest Dlr Balance (other than AutoNation/UAG)               128,337,943.04
   As Pct of Ending Pool Balance                                          1.3865%

Overconcentration Amount (may be multiple dealers)                          0.00

Aggregate Ineligible Receivables                                            0.00

Miscellaneous Payments (if any)                                             0.00

TRUST NON-PRINCIPAL RECEIVABLES
Total Interest Collections                                         76,227,579.96
   Interest Collections                                            75,742,499.03
   Interest Collections on Defaulted"D" and Liquidated"L"             485,080.93
Recoveries on Defaulted Receivables                                       200.00
Investment Income from Collection Account                             141,082.83
Investment Income from EFA                                                  0.00

AVERAGE INTEREST COLLECTIONS RATE
Total Interest Collections                                         76,227,579.96
/  Average Daily Pool Balance (prior month)                     9,730,307,526.99
*  360                                                                       360
/  Actual Days (prior month)                                                  31
                                                               -----------------
   Average Interest Collections Rate                                     9.09759%

SUMMARY OF COLLECTIONS
Total Principal Collections                                     3,717,764,263.40
Total Interest Collections                                         76,227,579.96
                                                               -----------------
   Total Collections                                            3,793,991,843.36

DEPOSIT INTO EFA PER SECTION 4.06(B)(I) OF SSA
Aggregate Outstanding Dollar Principal Amount                   7,700,000,000.00
Aggregate OC Amounts                                              761,538,461.53
                                                               -----------------
   Total "A"                                                    8,461,538,461.53

Aggregate Series NLA minus "Adjustment Amount"                  8,461,538,461.53
Aggregate Principal Balance in all PFAs                                     0.00
Aggregate Principal Balance in EFA                                          0.00
                                                               -----------------
   Total "B"                                                    8,461,538,461.53

Amount to be deposited into EFA ("A" minus "B")                             0.00